UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04084

Hawaiian Tax-Free Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

Hawaiian Tax-Free Trust
Schedule of Investments
December 31, 2017
(unaudited)

Principal Amount	General Obligation Bonds (36.2%):	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (22.4%):

	City and County of Honolulu, Hawaii, Series A
$4,370,000	5.000%, 09/01/21	Aa1/NR/AA+	$4,874,735
2,000,000	5.000%, 10/01/23	Aa1/NR/AA+	2,352,520
5,000,000	5.000%, 10/01/24	Aa1/NR/AA+	5,987,200
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,659,490
5,000,000	5.000%, 10/01/26	Aa1/NR/AA+	6,071,050

	City and County of Honolulu, Hawaii, Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	5,439,850
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,258,570
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,351,700

	City and County of Honolulu, Hawaii, Series B
1,000,000	5.000%, 09/01/21	Aa1/NR/AA+	1,115,500
5,385,000	5.000%, 11/01/21	Aa1/NR/AA+	6,042,885
5,000,000	5.000%, 11/01/22	Aa1/NR/AA+	5,754,050
1,525,000	5.000%, 10/01/26	Aa1/NR/AA+	1,851,670
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,441,050
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,528,700
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,417,160

	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,364,104
2,615,000	5.000%, 10/01/26	Aa1/NR/AA+	3,175,159
2,060,000	5.000%, 10/01/27	Aa1/NR/AA+	2,497,997

	City and County of Honolulu, Hawaii, Series C
200,000	4.750%, 09/01/18	Aa1/NR/AA+	204,284
3,000,000	5.000%, 10/01/28	Aa1/NR/AA+	3,623,520

	City and County of Honolulu, Hawaii, Series E, Crossover Refunding
1,000,000	5.000%, 09/01/28	Aa1/NR/AA+	1,249,380
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,254,143

	City and County of Honolulu, Hawaii, Series F
5,455,000	5.000%, 09/01/20	Aa1/NR/AA+	5,762,335

	City & County Honolulu, Hawaii, Series 2017H, FRN (SIFMA plus 0.30%)
5,000,000	2.010%, 09/01/22	Aa1/NR/AA+	5,000,600

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA-/NR	1,821,690

	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-/AA+	1,715,423

	County of Hawaii, 2016-Series A
1,000,000	4.000%, 09/01/35	Aa2/AA-/NR	1,093,090

	County of Hawaii, 2017-Series A
1,000,000	5.000%, 09/01/18	Aa2/NR/AA+	1,022,990
1,000,000	5.000%, 09/01/19	Aa2/NR/AA+	1,054,990
1,610,000	5.000%, 09/01/27	Aa2/NR/AA+	1,995,708
2,930,000	5.000%, 09/01/28	Aa2/NR/AA+	3,612,719
4,150,000	5.000%, 09/01/29	Aa2/NR/AA+	5,093,752

	County of Hawaii, 2016-Series C
300,000	5.000%, 09/01/27	Aa2/AA-/NR	365,937

	County of Hawaii, 2017-Series D
2,000,000	4.000%, 09/01/27	Aa2/NR/AA+	2,313,340
2,430,000	4.000%, 09/01/28	Aa2/NR/AA+	2,762,959

	County of Hawaii, 2017-Series E
500,000	3.000%, 03/01/18	Aa2/NR/AA+	501,250

	County of Kauai, Hawaii, 2011-Series A
205,000	5.000%, 08/01/19	Aa2/AA/AA	215,748

	County of Kauai, Hawaii, 2012-Series A
515,000	5.000%, 08/01/21	Aa2/AA/AA	574,122

	County of Kauai, Hawaii, 2005-Series A, Unrefunded
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA/NR	762,113
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA/NR	511,448

	County of Kauai, Hawaii, 2017 Series
280,000	5.000%, 08/01/21	Aa2/NR/AA	312,144
250,000	4.000%, 08/01/22	Aa2/NR/AA	274,988
300,000	3.000%, 08/01/24	Aa2/NR/AA	321,081
220,000	5.000%, 08/01/25	Aa2/NR/AA	267,744
185,000	5.000%, 08/01/26	Aa2/NR/AA	228,873
235,000	5.000%, 08/01/28	Aa2/NR/AA	292,230
825,000	2.500%, 08/01/29	Aa2/NR/AA	818,425
210,000	5.000%, 08/01/30	Aa2/NR/AA	258,487
200,000	4.000%, 08/01/32	Aa2/NR/AA	222,168
200,000	5.000%, 08/01/37	Aa2/NR/AA	241,780

	County of Kauai, Hawaii, Refunding, Series A
1,025,000	3.250%, 08/01/21	Aa2/AA/AA	1,078,813
1,445,000	4.000%, 08/01/22	Aa2/AA/AA	1,555,701
1,250,000	4.000%, 08/01/24	Aa2/AA/AA	1,365,700
1,000,000	3.625%, 08/01/25	Aa2/AA/AA	1,057,250
970,000	3.000%, 08/01/25	Aa2/AA/AA	1,011,788
600,000	3.000%, 08/01/26	Aa2/AA/AA	622,650
2,280,000	4.500%, 08/01/28	Aa2/AA/AA	2,535,520
345,000	5.000%, 08/01/29	Aa2/AA/AA	392,486

	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,077,549
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,064,640

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+/AA+	4,082,286
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	4,880,060
2,395,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,525,719

	County of Maui, Hawaii, Series 2012
320,000	5.000%, 06/01/21	Aa1/AA+/AA+	355,184

	County of Maui, Hawaii, Series 2014
4,065,000	5.000%, 06/01/20	Aa1/AA+/AA+	4,389,550

	County of Maui, Hawaii, Series 2014 Refunding
1,000,000	5.000%, 06/01/18	Aa1/AA+/AA+	1,014,480
1,090,000	5.000%, 06/01/19	Aa1/AA+/AA+	1,141,644
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,164,480
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,184,586
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,789,614

	Total City & County		162,222,551

	State (13.8%):

	State of Hawaii, Series DK, Unrefunded balance
140,000	5.000%, 05/01/19	Aa1/AA+/NR	141,639

	State of Hawaii, Series DY, Refunding
3,815,000	5.000%, 02/01/20	Aa1/AA+/AA	4,075,755

	State of Hawaii, Series DZ, Unrefunded balance
795,000	5.000%, 12/01/19	Aa1/AA+/NR	844,886

	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa1/AA+/AA	1,339,105
385,000	5.000%, 11/01/22	Aa1/AA+/AA	442,099
5,300,000	5.000%, 11/01/25	Aa1/AA+/AA	6,117,896

	State of Hawaii, Series EF
1,235,000	5.000%, 11/01/23	Aa1/AA+/AA	1,427,450
3,000,000	5.000%, 11/01/24	Aa1/AA+/AA	3,462,960

	State of Hawaii, Series EH
500,000	5.000%, 08/01/18	Aa1/AA+/AA	510,110
1,500,000	5.000%, 08/01/20	Aa1/AA+/AA	1,625,490
3,380,000	5.000%, 08/01/25	Aa1/AA+/AA	3,949,564

	State of Hawaii, Series EH, Unrefunded balance
315,000	5.000%, 08/01/21	Aa1/AA+/NR	350,699

	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa1/AA+/AA	2,389,603

	State of Hawaii, Series EO, Refunding
3,000,000	5.000%, 08/01/21	Aa1/AA+/AA	3,339,990
4,000,000	5.000%, 08/01/27	Aa1/AA+/AA	4,741,520
2,000,000	5.000%, 08/01/28	Aa1/AA+/AA	2,368,060
1,000,000	5.000%, 08/01/29	Aa1/AA+/AA	1,179,980
1,300,000	5.000%, 08/01/30	Aa1/AA+/AA	1,528,722

	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa1/AA+/AA	2,282,840
5,075,000	5.000%, 08/01/23	Aa1/AA+/AA	5,930,188
5,000,000	5.000%, 08/01/24	Aa1/AA+/AA	5,964,300
5,000,000	5.000%, 08/01/25	Aa1/AA+/AA	5,960,900
5,250,000	5.000%, 08/01/26	Aa1/AA+/AA	6,233,955

	State of Hawaii, Series ET
200,000	5.000%, 10/01/24	Aa1/AA+/AA	239,348

	State of Hawaii, Series EU
1,690,000	3.000%, 10/01/25	Aa1/AA+/AA	1,815,685

	State of Hawaii, Series EZ Refunding
2,000,000	5.000%, 10/01/26	Aa1/AA+/AA	2,430,020

	State of Hawaii, Series FB
6,125,000	5.000%, 04/01/27	Aa1/AA+/AA	7,499,389
2,255,000	4.000%, 04/01/29	Aa1/AA+/AA	2,532,320

	State of Hawaii, Series FG
3,500,000	3.000%, 10/01/19	Aa1/AA+/AA	3,582,075
470,000	5.000%, 10/01/28	Aa1/AA+/AA	576,248

	State of Hawaii, Series FH
3,015,000	5.000%, 10/01/28	Aa1/AA+/AA	3,696,571

	State of Hawaii, Series FK
4,000,000	4.000%, 05/01/21	Aa1/AA+/AA	4,295,000
4,000,000	4.000%, 05/01/22	Aa1/AA+/AA	4,371,720

	State of Hawaii, Series FN
2,500,000	5.000%, 10/01/29	Aa1/AA+/AA	3,100,950

	Total State		100,347,037

	Total General Obligation Bonds		262,569,588

	Revenue Bonds (37.5%):

	Airport (4.7%):

	State of Hawaii Airport System Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21	A1/A+/A+	14,393,470
5,000,000	5.000%, 07/01/22	A1/A+/A+	5,521,650
1,500,000	5.000%, 07/01/23	A1/A+/A+	1,654,350
2,000,000	5.000%, 07/01/24	A1/A+/A+	2,202,960
1,000,000	5.000%, 07/01/45	A1/A+/A+	1,145,620

	State of Hawaii Airport System Revenue Refunding, AMT, Series B
250,000	5.000%, 07/01/19	A1/A+/A+	262,578

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A1/A+/A+	1,249,878
1,000,000	5.250%, 07/01/23	A1/A+/A+	1,086,340

	State of Hawaii Airport System Revenue, Series A
2,000,000	4.000%, 07/01/20	A1/A+/A+	2,107,360
3,020,000	5.000%, 07/01/22	A1/A+/A+	3,263,170

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
800,000	5.000%, 08/01/21	A2/A/A	886,544
360,000	5.000%, 08/01/23	A2/A/A	415,699

	Total Airport		34,189,619

	Education (4.0%):

	University of Hawaii, Revenue Refunding, Medical School, Series E
500,000	5.000%, 10/01/21	Aa2/NR/AA	559,405
1,565,000	5.000%, 10/01/25	Aa2/NR/AA	1,902,758
4,635,000	5.000%, 10/01/29	Aa2/NR/AA	5,629,208
3,825,000	5.000%, 10/01/31	Aa2/NR/AA	4,605,094

	University of Hawaii, Series A
1,155,000	4.000%, 10/01/18	Aa2/NR/AA	1,176,368

	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/19	Aa2/NR/AA	1,040,400

	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa2/NR/AA	1,177,443
1,250,000	4.000%, 10/01/24	Aa2/NR/AA	1,409,500
1,050,000	5.000%, 10/01/25	Aa2/NR/AA	1,276,611
1,015,000	5.000%, 10/01/26	Aa2/NR/AA	1,232,423

	University of Hawaii, Series F
1,595,000	5.000%, 10/01/25	Aa2/NR/AA	1,925,229
1,335,000	5.000%, 10/01/29	Aa2/NR/AA	1,632,345
2,080,000	5.000%, 10/01/30	Aa2/NR/AA	2,527,158
2,690,000	5.000%, 10/01/31	Aa2/NR/AA	3,260,522

	Total Education		29,354,464

	Housing (1.8%):

	State of Hawaii Housing Finance and Development Corp., Hale Kewalo Apartments, Series A
10,000,000	1.900%, 01/01/21 GNMA/FHA Insured	NR/AA+/NR	10,005,800

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,879,568

	State of Hawaii Housing Finance and Development Corp., Kuhio Park Terrace, Series A
185,000	3.850%, 10/01/21 FHLMC Insured Liquidity Agreement	NR/AA+/NR	196,355

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
640,000	4.500%, 01/01/26 GNMA/ FNMA/ FHLMC Insured	Aaa/AA+/AAA	651,482

	Total Housing		12,733,205

	Medical (6.5%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
940,000	5.000%, 07/01/19	A1/NR/A+	983,870
695,000	5.000%, 07/01/20	A1/NR/A+	749,676
750,000	5.000%, 07/01/21	A1/NR/A+	830,723
1,000,000	5.000%, 07/01/24	A1/NR/A+	1,158,290
685,000	5.000%, 07/01/25	A1/NR/A+	790,531
1,355,000	5.000%, 07/01/27	A1/NR/A+	1,547,776

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
250,000	5.000%, 07/01/18	A1/NR/A+	254,170
420,000	5.000%, 07/01/20	A1/NR/A+	453,041

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
2,025,000	5.000%, 07/01/20	A1/AA-/NR	2,190,017
1,295,000	5.000%, 07/01/21	A1/AA-/NR	1,437,631
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,708,755
1,070,000	5.000%, 07/01/23	A1/AA-/NR	1,240,890
4,655,000	5.000%, 07/01/24	A1/AA-/NR	5,503,281
1,395,000	5.000%, 07/01/25	A1/AA-/NR	1,673,609
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,046,424
2,000,000	5.000%, 07/01/27	A1/AA-/NR	2,374,340
850,000	5.000%, 07/01/28	A1/AA-/NR	1,005,236
14,800,000	5.000%, 07/01/35	A1/AA-/NR	17,117,384

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
3,575,000	5.125%, 11/15/32	NR/NR/A-	3,998,924

	Total Medical		47,064,568

	Other (1.2%):

	Hawaii State Department of Hawaiian Home Lands, Series 2017
825,000	4.000%, 04/01/19	Aa3/NR/NR	849,494
925,000	5.000%, 04/01/22	Aa3/NR/NR	1,046,221
500,000	5.000%, 04/01/23	Aa3/NR/NR	578,630
500,000	5.000%, 04/01/24	Aa3/NR/NR	590,525
850,000	5.000%, 04/01/26	Aa3/NR/NR	1,037,842
835,000	5.000%, 04/01/29	Aa3/NR/NR	1,013,231
580,000	5.000%, 04/01/30	Aa3/NR/NR	699,532

	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility), 2017 Series A
750,000	3.000%, 11/01/18	Aa2/NR/NR	759,458
320,000	5.000%, 11/01/24	Aa2/NR/NR	383,459
1,115,000	5.000%, 11/01/27	Aa2/NR/NR	1,389,535

	Total Other		8,347,927

	Transportation (7.5%):

	State of Hawaii Harbor System, Series A
130,000	5.000%, 07/01/18	A2/AA-/A+	132,162
16,500,000	5.750%, 07/01/35	A2/AA-/A+	18,006,615
4,025,000	5.625%, 07/01/40	A2/AA-/A+	4,375,215

	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/18	Aa2/AA+/AA	1,000,000
5,135,000	5.500%, 07/01/18	Aa2/AA+/AA	5,236,570

	State of Hawaii Highway Revenue, Series A
500,000	5.000%, 01/01/24	Aa2/AA+/AA	589,910
1,555,000	5.000%, 01/01/25	Aa2/AA+/AA	1,853,451
285,000	5.000%, 01/01/26	Aa2/AA+/AA	338,549
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	6,148,900
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	6,053,450
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,250,128
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,385,982

	State of Hawaii Highway Revenue, Series B
2,000,000	5.000%, 01/01/25	Aa2/AA+/AA	2,407,180

	Total Transportation		54,778,112

	Utility (1.7%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
9,400,000	3.100%, 05/01/26	Baa2/NR/A-	9,650,228

	State of Hawaii, Department of Business, Economic Development and Tourism Green Energy Market Securitization Bonds, Series A (Federally Taxable)
2,698,294	1.467%, 07/01/22	Aaa/AAA/AAA	2,676,330

	Total Utility		12,326,558

	Water & Sewer (10.1%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
265,000	5.000%, 07/01/21	Aa2/NR/AA+	294,357
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,165,550
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,225,607
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,121,439
875,000	5.000%, 07/01/27	Aa2/NR/AA+	1,031,791
1,600,000	5.000%, 07/01/28	Aa2/NR/AA+	1,877,136

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,242,997
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,402,437
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,666,576
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,425,958
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,929,114

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Unrefunded balance
445,000	5.000%, 07/01/20	Aa2/NR/AA	467,593
530,000	5.000%, 07/01/21	Aa2/NR/AA	556,749

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	2,842,750
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,138,200
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,191,490

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015 B
1,000,000	5.000%, 07/01/22	Aa2/NR/AA	1,137,100
2,060,000	5.000%, 07/01/23	Aa2/NR/AA	2,397,531
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,375,780
2,075,000	5.000%, 07/01/25	Aa2/NR/AA	2,512,680
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,378,880
2,000,000	5.000%, 07/01/31	Aa2/NR/AA	2,368,280

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
3,000,000	5.000%, 07/01/34	Aa2/NR/AA	3,573,300

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	7,833,122

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015 A
850,000	5.000%, 07/01/21	Aa3/NR/AA-	942,633
2,000,000	5.000%, 07/01/22	Aa3/NR/AA-	2,269,580
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,828,240

	Total Water & Sewer		73,196,870

	Total Revenue Bonds		271,991,323

	Pre-Refunded\ Escrowed to Maturity Bonds (25.0%)††

	Pre-Refunded\ Escrowed to Maturity General Obligation Bonds (17.3%)

	City & County (8.6%):

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 11/01/22 @100
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,292,620
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,731,550
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,731,550
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,731,550

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 9/01/19 @100
3,500,000	5.250%, 09/01/26	Aa1/NR/AA+	3,706,710
3,820,000	5.250%, 09/01/27	Aa1/NR/AA+	4,045,609
7,390,000	5.250%, 09/01/28	Aa1/NR/AA+	7,826,453
8,585,000	5.250%, 09/01/30	Aa1/NR/AA+	9,092,030
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	9,642,741

	County of Hawaii, Series A, Prerefunded to 9/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA+	1,708,605

	County of Hawaii, 2010-Series A, Prerefunded to 3/01/20 @100
2,870,000	5.000%, 03/01/29	Aa2/AA-/AA+	3,073,225

	County of Hawaii, 2013-Series A, Prerefunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA-/AA+	569,535
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA+	1,139,070
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA+	1,139,070
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA+	1,139,070

	Total City & County		62,569,388

	State (8.7%):

	Guam Government, Series A, Prerefunded to 11/15/19 @100
5,000,000	6.750%, 11/15/29	NR/NR/NR*	5,464,750

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR/NR*	723,373

	State of Hawaii, Series DK, ETM 5/01/18
490,000	5.000%, 05/01/18	NR/NR/NR*	495,738

	State of Hawaii, Series DK, Prerefunded to 05/01/18 @100
120,000	5.000%, 05/01/20	Aa1/AA+/NR	121,424
55,000	5.000%, 05/01/20	NR/NR/NR*	55,644
760,000	5.000%, 05/01/23	NR/NR/NR*	768,900

	State of Hawaii, Series DN, Prerefunded to 08/01/18 @100
100,000	5.000%, 08/01/21	Aa1/AA+/AA	102,075
75,000	5.000%, 08/01/21	NR/NR/NR*	76,512
680,000	5.250%, 08/01/25	NR/NR/NR*	694,688
420,000	5.250%, 08/01/25	Aa1/AA+/AA	429,316

	State of Hawaii, Series DQ, Prerefunded to 06/01/19 @100
6,620,000	5.000%, 06/01/23	NR/NR/NR*	6,923,196
3,380,000	5.000%, 06/01/23	Aa1/AA+/AA	3,544,538
600,000	5.000%, 06/01/25	NR/NR/NR*	627,480
400,000	5.000%, 06/01/25	Aa1/AA+/AA	419,472

	State of Hawaii, Series DZ, ETM
730,000	5.000%, 12/01/19	NR/NR/NR*	774,245
15,000	5.000%, 12/01/19	NR/NR/NR*	15,909

	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
3,710,000	5.000%, 12/01/26	NR/NR/NR*	4,142,957
3,580,000	5.000%, 12/01/26	NR/NR/NR*	3,997,786
1,305,000	5.000%, 12/01/26	Aa1/AA+/AA	1,459,917
3,240,000	5.000%, 12/01/28	NR/NR/NR*	3,618,108
1,945,000	5.000%, 12/01/28	NR/NR/NR*	2,171,982
945,000	5.000%, 12/01/28	Aa1/AA+/AA	1,057,181
8,845,000	5.000%, 12/01/29	NR/NR/NR*	9,877,212
1,735,000	5.000%, 12/01/29	Aa1/AA+/AA	1,940,962
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,712,474
2,315,000	5.000%, 12/01/30	Aa1/AA+/AA	2,589,814

	State of Hawaii, Series EE, Prerefunded to 11/01/22 @100
3,000,000	5.000%, 11/01/22	NR/NR/NR*	3,431,460
80,000	5.000%, 11/01/24	Aa1/AA+/NR	92,346
45,000	5.000%, 11/01/24	NR/NR/NR*	51,472
70,000	5.000%, 11/01/27	NR/NR/NR*	80,067
220,000	5.000%, 11/01/27	Aa1/AA+/NR	253,178

	State of Hawaii, Series EH, Prerefunded to 08/01/23 @100
1,800,000	5.000%, 08/01/27	Aa1/AA+/AA	2,089,836

	State of Hawaii, Series EH, ETM
5,000	5.000%, 08/01/21	NR/NR/NR*	5,565

	Total State		62,809,577

	Total Pre-Refunded\ Escrowed to Maturity General Obligation Bonds		125,378,965

	Pre-Refunded Revenue Bonds (7.7%)

	Education (1.2%):

	University of Hawaii, Series A, Prerefunded 10/01/19 @100
2,725,000	5.500%, 10/01/22	Aa2/NR/AA	2,907,521
5,225,000	5.250%, 10/01/34	Aa2/NR/AA	5,552,608

	Total Education		8,460,129

	Housing (0.1%):

	Hawaii State Department of Hawaiian Home Lands, Prerefunded to 04/01/19@100
1,000,000	5.500%, 04/01/20	Aa3/NR/NR	1,048,980

	Transportation (2.9%):

	State of Hawaii Highway Revenue, Prerefunded 01/01/019 @100
5,220,000	6.000%, 01/01/23	Aa2/AA+/AA	5,453,647

	State of Hawaii Highway Revenue, Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	6,749,160
4,100,000	5.000%, 01/01/29	Aa2/AA+/AA	4,611,926
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,476,943

	Total Transportation		21,291,676

	Water & Sewer (3.5%):

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/21 @100
5,360,000	4.500%, 07/01/28	Aa2/NR/AA	5,863,250
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,900,627
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,044,770
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,238,440

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Prerefunded to 07/01/19 @100
555,000	5.000%, 07/01/20	NR/NR/NR*	582,672
1,565,000	5.000%, 07/01/22	NR/NR/NR*	1,643,031
1,150,000	5.000%, 07/01/24	Aa2/NR/AA	1,207,339

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A, Prerefunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,137,560
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,137,560
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,688,385
1,000,000	5.000%, 07/01/37	Aa2/NR/AA	1,122,390
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,793,450

	Total Water & Sewer		25,359,474

	Total Pre-Refunded Revenue Bonds		56,160,259

	Total Pre-Refunded\ Escrowed to Maturity Bonds		181,539,224

	Total Municipal Bonds (cost $695,375,505)		716,100,135

Shares	Short-Term Investment (0.3%)
2,529,853	Dreyfus Government Cash Management, Institutional Shares, 1.19%**(cost $2,529,853)	Aaa-mf/AAAm/NR	2,529,853

	Total Investments (cost $697,905,358-note b)	99.0%	718,629,988
	Other assets less liabilities	1.0	7,384,432
	NET ASSETS	100.0%	$726,014,420

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa and Aaa-m of Moody's	0.8%
Prerefunded bonds\ ETM bonds ††	25.3
Aa of Moody's or AA of S&P	58.1
A of Moody's or Fitch	14.4
BBB of Moody's	1.4
100.0%

PORTFOLIO ABBREVIATIONS:
AMT	Alternative Minimum Tax
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
NPFG	National Public Finance Guarantee
NR	Not Rated
SIFMA	Securities Industry and Financial Markets Association

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

†Calculated using the Moody's rating unless otherwise noted.

††Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $697,905,358 amounted to $20,724,630 which consisted of aggregate gross unrealized appreciation of $21,966,316 and aggregate gross unrealized depreciation of $1,241,686.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2017:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$2,529,853
Level 2 – Other Significant Observable Inputs- Municipal Bonds	716,100,135
Level 3 – Significant Unobservable Inputs	—
Total	$718,629,988
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 27 , 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 27, 2018

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 27, 2018